CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss attributable to redeemable non-controlling interests	¥ 655	¥ 2,592